UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gartmore Separate Accounts, LLC
Address: 94 North Broadway
         Irvington, NY  10533

13F File Number:  28-06754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Iona Watter
Title:     Compliance Officer
Phone:     (914) 674-5720

Signature, Place, and Date of Signing:

     /s/  Iona Watter     Irvington, NY     August 05, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06754                      Formerly Groupama Asset Management N.A.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $741,774 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    26361   537869 SH       SOLE                   524237        0    13632
AETNA INC NEW                  COM              00817Y108    29030   350520 SH       SOLE                   341671        0     8849
AMERICAN EXPRESS CO            COM              025816109    21795   409456 SH       SOLE                   398960        0    10496
ASK JEEVES INC                 COM              045174109      190     6288 SH       SOLE                     5904        0      384
AUTODESK INC                   COM              052769106      609    17737 SH       SOLE                    16689        0     1048
BANK OF AMERICA CORPORATION    COM              060505104    21791   477762 SH       SOLE                   465632        0    12130
BROADCOM CORP                  CL A             111320107    22422   631082 SH       SOLE                   614601        0    16481
CAREMARK RX INC                COM              141705103    21709   487629 SH       SOLE                   475359        0    12270
CATERPILLAR INC DEL            COM              149123101    34203   358860 SH       SOLE                   351036        0     7824
CENDANT CORP                   COM              151313103      396    17690 SH       SOLE                    16649        0     1041
CHARLES RIV LABS INTL INC      COM              159864107      581    12039 SH       SOLE                    11316        0      723
CISCO SYS INC                  COM              17275R102    29769  1560212 SH       SOLE                  1520644        0    39568
CIT GROUP INC                  COM              125581108      817    19019 SH       SOLE                    17864        0     1155
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      251     5333 SH       SOLE                     5014        0      319
COMMUNITY HEALTH SYS INC NEW   COM              203668108      708    18748 SH       SOLE                    17626        0     1122
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402      354    15002 SH       SOLE                    14104        0      898
DARDEN RESTAURANTS INC         COM              237194105      419    12710 SH       SOLE                    11949        0      761
DELL INC                       COM              24702R101    22979   582342 SH       SOLE                   567651        0    14691
DOLLAR GEN CORP                COM              256669102      485    23832 SH       SOLE                    22413        0     1419
FISHER SCIENTIFIC INTL INC     COM NEW          338032204    23267   358502 SH       SOLE                   349136        0     9366
FORTUNE BRANDS INC             COM              349631101      278     3127 SH       SOLE                     2940        0      187
GENERAL ELEC CO                COM              369604103    27923   805866 SH       SOLE                   785523        0    20343
GILEAD SCIENCES INC            COM              375558103      613    13925 SH       SOLE                    13090        0      835
GILLETTE CO                    COM              375766102    29327   579237 SH       SOLE                   564544        0    14693
GOLDMAN SACHS GROUP INC        COM              38141G104     4564    44735 SH       SOLE                    44735        0        0
GOOGLE INC                     CL A             38259P508    16068    54625 SH       SOLE                    53289        0     1336
HARRAHS ENTMT INC              COM              413619107    29897   414835 SH       SOLE                   404321        0    10514
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101      415     5815 SH       SOLE                     5474        0      341
INTEL CORP                     COM              458140100    29108  1118687 SH       SOLE                  1090279        0    28408
INTERNATIONAL RECTIFIER CORP   COM              460254105      418     8760 SH       SOLE                     8237        0      523
JOHNSON & JOHNSON              COM              478160104    29144   448369 SH       SOLE                   437098        0    11271
JUNIPER NETWORKS INC           COM              48203R104    24768   983622 SH       SOLE                   958676        0    24946
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      798    10419 SH       SOLE                     9783        0      636
LAM RESEARCH CORP              COM              512807108      475    16414 SH       SOLE                    15427        0      987
LAUDER ESTEE COS INC           CL A             518439104      384     9809 SH       SOLE                     9218        0      591
LOWES COS INC                  COM              548661107    21915   376422 SH       SOLE                   367069        0     9353
MANOR CARE INC NEW             COM              564055101      509    12818 SH       SOLE                    12049        0      769
MEDTRONIC INC                  COM              585055106    20603   397823 SH       SOLE                   387768        0    10055
MEMC ELECTR MATLS INC          COM              552715104      582    36875 SH       SOLE                    34665        0     2210
MERRILL LYNCH & CO INC         COM              590188108    23591   428848 SH       SOLE                   415765        0    13083
MICROS SYS INC                 COM              594901100      356     7946 SH       SOLE                     7489        0      457
MONSANTO CO NEW                COM              61166W101    14221   226190 SH       SOLE                   220596        0     5594
MOTOROLA INC                   COM              620076109    22535  1234123 SH       SOLE                  1202825        0    31298
NABORS INDUSTRIES LTD          SHS              G6359F103    23979   395565 SH       SOLE                   385544        0    10021
NOBLE CORPORATION              SHS              G65422100      237     3847 SH       SOLE                     3626        0      221
OFFICE DEPOT INC               COM              676220106      547    23953 SH       SOLE                    22518        0     1435
PATTERSON UTI ENERGY INC       COM              703481101      317    11407 SH       SOLE                    10720        0      687
PENNEY J C INC                 COM              708160106    22826   434116 SH       SOLE                   423318        0    10798
PEPSICO INC                    COM              713448108    29248   542330 SH       SOLE                   528616        0    13714
PRAXAIR INC                    COM              74005P104      640    13742 SH       SOLE                    12911        0      831
PRECISION CASTPARTS CORP       COM              740189105      645     8274 SH       SOLE                     7779        0      495
PRICE T ROWE GROUP INC         COM              74144T108      379     6052 SH       SOLE                     5690        0      362
QUALCOMM INC                   COM              747525103       48     1460 SH       SOLE                     1460        0        0
QUEST SOFTWARE INC             COM              74834T103      342    25058 SH       SOLE                    23550        0     1508
QUIKSILVER INC                 COM              74838C106      606    37901 SH       SOLE                    35632        0     2269
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103      652    13482 SH       SOLE                    12673        0      809
STAPLES INC                    COM              855030102    22094  1037744 SH       SOLE                  1011304        0    26440
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203    22914   391216 SH       SOLE                   381073        0    10143
STATION CASINOS INC            COM              857689103      628     9459 SH       SOLE                     8893        0      566
TARGET CORP                    COM              87612E106      843    15490 SH       SOLE                    15490        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    21148   411837 SH       SOLE                   401483        0    10354
WAL MART STORES INC            COM              931142103    14713   305248 SH       SOLE                   296910        0     8338
WILLIAMS COS INC DEL           COM              969457100      394    20748 SH       SOLE                    19551        0     1197
WMS INDS INC                   COM              929297109      463    13707 SH       SOLE                    12883        0      824
XILINX INC                     COM              983919101    21483   842477 SH       SOLE                   821111        0    21366